Summary of Significant Accounting Policies - Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016
Cash	$ 3,743,268	$ 322,441
Loans receivable, net	5,055,063	6,374,908
Fair Value, Inputs, Level 1 [Member]
Cash	3,743,268	322,441
Loans receivable, net
Fair Value, Inputs, Level 2 [Member]
Cash
Loans receivable, net
Fair Value, Inputs, Level 3 [Member]
Cash
Loans receivable, net	$ 5,055,063	$ 6,374,908